EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
Schedule of Earnings Per Share

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income	142,191,365	405,575,533	924,352,495
Less: Net (loss)/income attributable to non-controlling interests	485,676	(903,161)	25,690,269
Net income attributable to JinkoSolar’s ordinary shareholders	141,705,689	406,478,694	898,662,226
Dilutive effects of call option	—	—	(91,066,662)
Numerator for diluted income per share	141,705,689	406,478,694	807,595,564

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	128,944,330	153,806,379	169,363,306
Dilutive effects of share options	2,742,900	897,786	1,909,930
Dilutive effects of call option	—	—	(4,705,479)
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	131,687,230	154,704,166	166,567,757

Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	1.10	2.64	5.31
Diluted earnings per share attributable to JinkoSolar’s ordinary shareholders	1.08	2.63	4.85